Concentrations (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Concentration Risk [Line Items]
Accounts payable	$ 2,147	$ 39,842
Inventories [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts payable	$ 200
Inventories [Member] | Supplier Concentration Risk [Member] | Three Vendors [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	85.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	98.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	88.00%